Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 4,961,788	$ (3,448,848)	$ (37,189,679)	$ (8,836,362)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	4,635	5,658	20,225	24,826
Amortization of capitalized production costs	429,278	0	7,822,549	1,672,120
Impairment of capitalized production costs	0	2,439	2,075,000	861,825
Loss on extinguishment of debt	0	1,191,358	(9,601,933)	0
Warrant issuance expense			7,394,850	0
Change in fair value of warrant liability	(6,823,325)	0	2,195,542	0
Changes in operating assets and liabilities:
Accounts receivable	1,952,427	0	(3,668,646)	0
Other current assets	2,283,026	970,552	161,250	(265,616)
Prepaid expenses	0	49,167	72,518	(7,679)
Capitalized production costs	(17,361)	0	619,206	(2,736,321)
Deposits	105,149	0	(863,998)	0
Deferred revenue	(20,253)	0	(1,371,687)	0
Accrued compensation	62,500	(2,500)	185,000	315,000
Accounts payable	530,690	(1,413,545)	(1,393,296)	784,829
Other Current Liabilities	282,674	2,074,950	3,757,873	1,121,876
Warrant liability			50,000	0
Net Cash Provided by (Used in) Operating Activities	3,751,228	(570,769)	(14,922,444)	(7,065,502)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	1,250,000	0	(1,250,000)	0
Purchase of furniture and equipment			0	(2,549)
Acquisition of 42West, net of cash acquired	13,626	0
Net Cash Used in Investing Activities	1,263,626	0	(1,250,000)	(2,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreements			12,500,000	2,610,000
Repayment of Loan and Security agreements			(410,000)	(405,219)
Proceeds from production loan			0	440,130
Repayment of production loan			(4,263,602)	0
Proceeds from convertible note payable			0	3,164,000
Advance on sale of common stock	0	1,500,000
Sale on common stock	500,000	0	7,500,000	0
Repayment of debt	(5,842,827)	0
Proceeds from the exercise of warrants	35,100	0
Advances from related party	672,000	716,881	320,000	6,583,436
Repayment to related party	(456,330)	(1,275,086)	(1,204,093)	(3,324,686)
Net Cash (Used in) Provided by Financing Activities	(5,092,057)	941,795	14,442,305	9,067,661
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(77,203)	371,026	(1,730,139)	1,999,610
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	662,546	2,392,685	2,392,685	393,075
CASH AND CASH EQUIVALENTS, END OF PERIOD	585,343	2,763,711	$ 662,546	2,392,685
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest paid	0	191,322		$ 234,777
SUPPLEMENTAL DISCLOSURES OF NON CASH FLOW INFORMATION:
Conversion of related party debt and interest to shares of common stock	0	3,073,410
Conversion of debt into shares of common stock	0	3,164,000
Conversion of loan and security agreements, including interest, into shares of common stock	0	2,883,378
Issuance of shares of Common Stock related to the 42West Acquisition	$ 15,030,767	$ 0